UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6177

        Nuveen California Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          05/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
	May 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 0.5% (0.3% of Total Investments)
$ 1,000	Southern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds, Senior	6/12 at 100.00	BBB	$ 1,002,590
	Series 2001A, 5.500%, 6/01/36

	Education and Civic Organizations - 16.2% (10.7% of Total Investments)
5,000	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 1996,	10/06 at 102.00	AAA	5,211,550
	5.125%, 10/01/26 - CONNIE LEE/AMBAC Insured
3,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2000,	11/10 at 100.00	Aaa	3,313,200
	5.750%, 11/01/30 - MBIA Insured
6,000	California State Public Works Board, Lease Revenue Bonds, California State University Projects,	10/07 at 102.00	A-	6,291,660
	Series 1997C, 5.400%, 10/01/22
2,500	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium	11/11 at 101.00	AAA	2,677,750
	of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured
2,540	University of California, Revenue Bonds, Research Facilities, Series 2001E, 5.000%, 9/01/25 -	9/09 at 101.00	AAA	2,686,228
	AMBAC Insured
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
9,270	5.125%, 5/15/16 - AMBAC Insured	5/13 at 100.00	AAA	10,226,757
3,000	5.125%, 5/15/17 - AMBAC Insured	5/13 at 100.00	AAA	3,307,440
1,060	5.000%, 5/15/24 - AMBAC Insured	5/13 at 100.00	AAA	1,139,829

	Healthcare - 11.3% (7.4% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3	3,276,840
	Series 1999A, 6.125%, 12/01/30
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series	7/14 at 100.00	A-	3,174,150
	2004G, 5.250%, 7/01/23
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health
	System, Series 2005A:
320	5.250%, 7/01/24	7/15 at 100.00	BBB+	338,870
660	5.250%, 7/01/35	7/15 at 100.00	BBB+	690,532
2,145	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	2,241,761
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 5/31/09)
	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community
	Hospitals of Central California, Series 1993:
1,595	5.250%, 2/01/13	8/05 at 100.00	Baa2	1,596,260
6,820	5.500%, 2/01/15	8/05 at 100.00	Baa2	6,825,797
5,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 1993A,	6/05 at 101.00	BBB-	5,037,950
	6.500%, 12/01/18
1,000	Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association, Series 1997A,	12/07 at 102.00	BBB+	1,054,450
	5.700%, 12/01/14

	Housing/Multifamily - 3.1% (2.1% of Total Investments)
6,500	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment	7/08 at 101.00	BBB	6,741,800
	Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)

	Long-Term Care - 1.4% (0.9% of Total Investments)
2,945	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB-	3,031,966
	Group, Series 1999, 5.375%, 4/01/17

	Tax Obligation/General - 18.5% (12.1% of Total Investments)
4,075	California, Various Purpose General Obligation Bonds, Series 2000, 5.250%, 9/01/20	9/10 at 100.00	A	4,389,753
2,400	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/20	8/13 at 100.00	A	2,646,840
	California, General Obligation Bonds, Series 2004:
1,000	5.000%, 2/01/21	2/14 at 100.00	A	1,067,670
3,150	5.250%, 4/01/34	4/14 at 100.00	A	3,371,414
2,395	Fontana Unified School District, San Bernardino County, California, General Obligation Refunding	5/09 at 102.00	AAA	2,668,988
	Bonds, Series 1997D, 5.800%, 5/01/17 - FGIC Insured
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/21	9/11 at 100.00	AA	10,725,368
1,385	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	1,487,116
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,514,231
	Series 2004A, 5.250%, 8/01/24 - FSA Insured
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA	No Opt. Call	AAA	3,873,545
	Insured
1,835	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%,	8/14 at 100.00	AAA	2,028,005
	8/01/21 - MBIA Insured
3,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series	7/13 at 101.00	AAA	3,955,665
	2003E, 5.250%, 7/01/24 - FSA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
360	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	387,652
525	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	562,595

	Tax Obligation/Limited - 42.0% (27.7% of Total Investments)
4,460	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	4,923,617
3,135	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital	12/12 at 100.00	AAA	3,494,146
	East End Project, Series 2002A, 5.250%, 12/01/15 - AMBAC Insured
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	A-	3,355,350
	State Hospital, Series 2004A, 5.500%, 6/01/20
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Hospital	12/11 at 102.00	AAA	3,219,960
	Addition, Series 2001A, 5.000%, 12/01/21 - AMBAC Insured
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A-	2,095,480
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	9/11 at 101.00	AAA	1,734,961
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 - AMBAC Insured
2,250	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	A-	2,461,950
	Asset-Backed Bonds, Series 2003B, 5.625%, 6/01/33
325	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	351,094
	9/01/20 (WI, settling 6/07/05) - XLCA Insured
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior
	Lien Sales Tax Revenue Bonds, Series 2000A:
8,005	5.250%, 7/01/25 - FGIC Insured	7/10 at 101.00	AAA	8,588,244
6,500	5.250%, 7/01/30 - FGIC Insured	7/10 at 101.00	AAA	6,973,590
1,250	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Master	12/15 at 100.00	AAA	1,342,450
	Refunding Project, Series 2005A, 5.000%, 12/01/25 - MBIA Insured
4,130	Manteca Unified School District, San Joaquin County, California, Special Tax Bonds, Community	9/11 at 101.00	AAA	4,397,831
	Facilities District 89-2, Series 2001C, 5.000%, 9/01/23 - MBIA Insured
1,685	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/06 at 102.00	N/R	1,753,141
	Project, Series 1997, 6.375%, 9/01/17
3,890	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	4,218,666
	Series 2001, 5.000%, 8/01/21 - AMBAC Insured
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AAA	5,045,256
	Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured
1,500	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch,	8/12 at 101.00	N/R	1,560,810
	Series 2004A, 5.625%, 8/15/34
9,825	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26 -	7/06 at 102.00	AAA	10,311,632
	MBIA Insured
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	8/13 at 100.00	AAA	1,064,370
	Series 2003, 5.000%, 8/01/23 - MBIA Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	A	4,281,960
	7/01/36
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	4,672,400
	5.400%, 11/01/20 - AMBAC Insured
3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project,	9/11 at 100.00	AAA	3,760,745
	Series 2001F, 5.000%, 9/01/20 - MBIA Insured
2,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,209,760
	Series 2002B, 5.250%, 6/01/19 - AMBAC Insured
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series	6/13 at 100.00	AAA	3,019,800
	2003, 5.000%, 6/01/23 - MBIA Insured
5,250	Santa Cruz County Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Live Oak	9/10 at 102.00	AAA	5,674,673
	and Soquel Community Improvement Projects, Series 2000, 5.250%, 9/01/25 - AMBAC Insured

	Transportation - 29.2% (19.2% of Total Investments)
13,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series 1999A,	10/09 at 101.00	AAA	13,508,040
	5.000%, 10/01/29 - MBIA Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series
	2001D:
3,875	5.000%, 4/01/12	4/11 at 100.00	AA	4,219,643
2,605	5.000%, 4/01/16	4/11 at 100.00	AA	2,815,875
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	5,490,680
	Series 1999, 0.000%, 1/15/29
9,980	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.500%, 5/15/25 (Alternative Minimum	5/10 at 101.00	AA-	10,647,562
	Tax)
9,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum	5/10 at 100.00	AAA	9,736,020
	Tax) - FGIC Insured
15,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	16,350,600
	Second Series 2000, Issue 24A, 5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured

	U.S. Guaranteed *** - 12.2% (8.0% of Total Investments)
2,110	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series	10/08 at 101.00	AAA	2,278,906
	1998B, 5.250%, 10/01/12
14,000	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 (Pre-refunded	3/10 at 101.00	AAA	15,825,460
	to 3/01/10) - MBIA Insured
670	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA***	762,527
	Series 2001W, 5.500%, 12/01/16 (Pre-refunded to 12/01/11)
270	California Statewide Community Development Authority, Certificates of Participation, Insured	No Opt. Call	N/R***	275,851
	Hospital Revenue Refunding Bonds, Triad Healthcare, Series 1992, 6.250%, 8/01/06
2,500	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, Central	7/05 at 100.00	BBB***	2,649,475
	Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10
1,100	Newhall School District, Los Angeles County, California, General Obligation Bonds, Series 2002B,	8/12 at 101.00	AAA	1,262,525
	5.375%, 8/01/22 (Pre-refunded to 8/01/12) - FSA Insured
2,745	Northridge Water District, California, Revenue Certificates of Participation, Series 2001, 5.250%,	2/11 at 101.00	AAA	3,082,388
	2/01/21 (Pre-refunded to 2/01/11) - AMBAC Insured

	Utilities - 9.4% (6.2% of Total Investments)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,600	5.375%, 5/01/17 - XLCA Insured	5/12 at 101.00	AAA	4,024,404
6,000	5.125%, 5/01/18	5/12 at 101.00	A2	6,466,740
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1,	7/11 at 100.00	AAA	5,401,600
	5.250%, 7/01/20 - FSA Insured
700	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	759,136
	5.000%, 7/01/21 - MBIA Insured
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%, 1/01/16 -	1/13 at 100.00	AAA	3,501,372
	MBIA Insured

	Water and Sewer - 8.1% (5.4% of Total Investments)
3,330	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA	3,728,168
	Series 2001W, 5.500%, 12/01/16
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	1,666,320
	5.250%, 7/01/19 - MBIA Insured
3,015	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Series 2003, 5.000%, 6/01/17 -	6/13 at 100.00	AAA	3,299,556
	FGIC Insured
	San Elijo Joint Powers Authority, San Diego County, California, Revenue Refunding Bonds, San Elijo
	Wastewater Facilities, Series 2003:
1,245	5.000%, 3/01/16 - FSA Insured	3/12 at 101.00	AAA	1,359,366
1,310	5.000%, 3/01/17 - FSA Insured	3/12 at 101.00	AAA	1,428,843
3,430	Westlands Water District, California, Revenue Certificates of Participation, Series 2002, 5.250%,	9/12 at 101.00	AAA	3,733,006
	9/01/22 - MBIA Insured
2,155	Westlands Water District, California, Revenue Certificates of Participation, Series 2005A, 5.000%,	3/15 at 100.00	AAA	2,299,620
	9/01/25 - MBIA Insured

$ 303,200	Total Long-Term Investments (cost $302,756,142) - 151.9%			326,631,791

	Other Assets Less Liabilities - 0.2%			388,288

	Preferred Shares, at Liquidation Value - (52.1)%			(112,000,000)

	Net Assets Applicable to Common Shares - 100%			$215,020,079

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on investment transactions.

	At May 31, 2005, the cost of investments was $302,326,123.

	Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation			$24,315,648
	Depreciation			(9,980)

	Net unrealized appreciation of investments			$24,305,668

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         07/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         07/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         07/29/05

* Print the name and title of each signing officer under his or her signature.